7. RESTATEMENT OF FINANCIAL STATEMENTS (Tables)	3 Months Ended
Oct. 31, 2020
Table Text Block Supplement [Abstract]
Schedule of Restatement of Financial Statements

The effects of the restatement are as follows:

	As Reported	Adjustment	As Restated
Consolidated Balance Sheets:
Additional paid-in capital	$ 15,004,900	$ 875,379	$ 15,880,279

Consolidated Statements of Operations
Consulting fees	58,725	875,379	934,104

Consolidated Statements of Cash Flows
Stock based compensation	0	875,379	875,379